BORROWINGS - Borrowings by Nature (Details)	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal value	€ 2,023,000,000
Gross lease liabilities	157,000,000
Arrangement fees	(18,000,000)
Accrued interests	23,000,000
Accrued interest lease liabilities	0
Total Borrowings	2,028,000,000		€ 2,056,000,000	€ 2,129,000,000
Lease liabilities	157,000,000		168,000,000
Non-current borrowings	1,831,000,000		1,908,000,000
Current borrowings	197,000,000		148,000,000
Secured Pan-U.S. ABL (due 2026)
Disclosure of detailed information about borrowings [line items]
Nominal value	89,000,000	$ 97,000,000
Arrangement fees	0
Accrued interests	1,000,000
Total Borrowings	90,000,000		81,000,000
Borrowing base	460,000,000
Secured French PGE French Facility (due 2022)
Disclosure of detailed information about borrowings [line items]
Borrowing base | $		100,000,000
Senior Unsecured Notes due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value	€ 276,000,000	300,000,000
Nominal rate	5.875%
Arrangement fees	€ (2,000,000)
Accrued interests	6,000,000
Total Borrowings	280,000,000		285,000,000
Senior Unsecured Note due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value	€ 400,000,000
Nominal rate	4.25%
Arrangement fees	€ (3,000,000)
Accrued interests	7,000,000
Total Borrowings	404,000,000		403,000,000
Senior Unscured Notes due 2028
Disclosure of detailed information about borrowings [line items]
Nominal value	€ 299,000,000	325,000,000
Nominal rate	5.625%
Arrangement fees	€ (4,000,000)
Accrued interests	1,000,000
Total Borrowings	296,000,000		301,000,000
Sustainability-Linked Senior Notes Issued February 2021 Due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value	€ 460,000,000	$ 500,000,000
Nominal rate	3.75%
Arrangement fees	€ (5,000,000)
Accrued interests	4,000,000
Total Borrowings	459,000,000		467,000,000
Sustainability-Link Senior Notes Issued June 2021 due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value	€ 300,000,000
Nominal rate	3.125%
Arrangement fees	€ (4,000,000)
Accrued interests	4,000,000
Total Borrowings	300,000,000		300,000,000
Other loans
Disclosure of detailed information about borrowings [line items]
Nominal value	42,000,000
Arrangement fees	0
Accrued interests	0
Total Borrowings	42,000,000		€ 51,000,000
Financing Arrangements
Disclosure of detailed information about borrowings [line items]
Total Borrowings	€ 33,000,000